Regulatory Assets and Liabilities (Regulated Assets) (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Regulatory Assets [Line Items]
Regulatory Assets, Current	CAD 80	CAD 94
Regulatory Assets, Noncurrent	1,242	605
Regulatory Assets, Total	1,322	699
Deferred income tax regulatory assets [Member]
Regulatory Assets [Line Items]
Regulatory Assets, Total	632	431
Pension and post-retirement medical plan [Member]
Regulatory Assets [Line Items]
Regulatory Assets, Total	373	12
Environmental remediations [Member]
Regulatory Assets [Line Items]
Regulatory Assets, Total	49	0
Unamortized Defeasance Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets, Total	39	46
GBPC Hurricane Matthew restoration [Member]
Regulatory Assets [Line Items]
Regulatory Assets, Total	28	0
Demand Side Management [Member]
Regulatory Assets [Line Items]
Regulatory Assets, Total	32	36
Stranded cost recovery [Member]
Regulatory Assets [Line Items]
Regulatory Assets, Total	27	28
Deferrals related to derivative instruments [Member]
Regulatory Assets [Line Items]
Regulatory Assets, Total	15	68
Debt Basis Adjustment [Member] [Member]
Regulatory Assets [Line Items]
Regulatory Assets, Total	19	0
Deferred Bond Refinancing Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets, Total	9	0
Cost Recovery Clauses [Member]
Regulatory Assets [Line Items]
Regulatory Assets, Total	12	0
Fuel Adjustment Mechanism Asset [Member]
Regulatory Assets [Line Items]
Regulatory Assets, Total	0	14
Fuel Adjustment Mechanism Asset [Member] | Regulated Operation [Member]
Regulatory Assets [Line Items]
Regulatory Assets, Current	0	14
Other Regulatory Assets (Liabilities) [Member]
Regulatory Assets [Line Items]
Regulatory Assets, Total	CAD 87	CAD 64